Note 28 - Cash Flow Disclosures	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
28	Cash flow disclosures

		Year ended December 31,
(i)	Changes in working capital	2019	2018	2017
	Inventories	311,459	(176,443)	(804,415)
	Receivables and prepayments and Current tax assets	(34,368)	30,144	(4,564)
	Trade receivables	428,326	(517,579)	(259,375)
	Other liabilities	(18,295)	(22,984)	4,226
	Customer advances	16,844	5,976	17,039
	Trade payables	(180,857)	(57,066)	193,905
		523,109	(737,952)	(853,184)
(ii)	Income tax accruals less payments
	Tax accrued	202,452	229,207	(17,136)
	Taxes paid	(395,869)	(170,713)	(176,853)
		(193,417)	58,494	(193,989)
(iii)	Interest accruals less payments, net
	Interest accrued	(4,616)	(2,914)	(20,534)
	Interest received	30,890	40,613	50,001
	Interest paid	(30,655)	(31,548)	(17,917)
		(4,381)	6,151	11,550
(iv)	Cash and cash equivalents
	Cash at banks, liquidity funds and short - term investments	1,554,299	428,361	330,221
	Bank overdrafts	(24)	(1,644)	(131)
		1,554,275	426,717	330,090